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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number: 811-5410

ING Prime Rate Trust
(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Suite 100, Scottsdale, AZ 85258
(Address of principal executive offices)        (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: November 30, 2013

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: 144.5%
		Aerospace & Defense: 1.5%
9,463,750		American Airlines, Inc., Class B Term Loan, 4.750%, 06/27/14	$9,548,252	1.1
1,889,393		Data Device Corp. (DDC), Second Lien Term Loan, 7.500%, 07/11/18	1,875,222	0.2
2,250,000		US Airways Group, Inc., Term Loan B1, 4.250%, 05/22/19	2,261,250	0.2
			13,684,724	1.5

		Automotive: 3.5%
11,734,900		Chrysler Group LLC, Term Loan B, 4.250%, 05/24/17	11,843,964	1.3
3,998,642		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/31/17	3,972,402	0.5
3,742,140		Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	3,564,388	0.4
EUR 1,985,000		Metaldyne, LLC, Term Loan E, 6.500%, 12/15/18	2,721,043	0.3
3,602,500		Metaldyne, LLC, Upsized Term Loan B, 5.000%, 12/31/18	3,634,022	0.4
1,266,904		Schrader International, Lux Term Loan, 5.000%, 04/27/18	1,279,573	0.1
974,565		Schrader International, US Term Loan, 5.000%, 04/27/18	984,311	0.1
820,875		TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	829,084	0.1
2,832,892	(1)	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	2,838,204	0.3
			31,666,991	3.5

		Building & Development: 3.0%
2,150,000		Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	2,219,875	0.2
8,143,215		Capital Automotive L.P., Term Loan, 4.000%, 04/10/19	8,198,352	0.9
1,800,000		Minimax Viking GmbH, Facility B1 Loan, 4.500%, 08/30/20	1,815,750	0.2
4,279,950		NCI Building Systems, Inc., Term Loan, 4.250%, 06/24/19	4,293,325	0.5
545,000		Quikrete Holdings, Second Lien Term Loan, 7.000%, 03/23/21	558,795	0.1
4,350,000		Quikrete Holdings, Term Loan B, 4.000%, 09/23/20	4,376,022	0.5
2,758,140		Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	2,770,207	0.3
2,565,539		Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	2,548,434	0.3
			26,780,760	3.0

		Business Equipment & Services: 16.3%
8,247,125		Acosta, Inc., Term LoanB, 5.000%, 03/05/18	8,314,132	0.9
5,108,179		Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	5,141,704	0.6
2,027,143		Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/17/18	2,056,283	0.2
2,000,000		AlixPartners LLP, Second Lien Term Loan, 9.000%, 07/09/21	2,046,250	0.2
4,950,125		AlixPartners LLP, Term Loan B-2, 5.000%, 07/09/20	4,987,251	0.6
2,000,000		Allflex Holdings III, Inc., First Lien Term Loan, 4.250%, 06/15/20	2,013,750	0.2
1,300,000		Allflex Holdings III, Inc., Second Lien Term Loan, 8.000%, 06/15/21	1,321,125	0.2
5,847,986	(1)	Avaya Inc., Term B-3 Loan, 4.788%, 10/26/17	5,612,499	0.6
4,164,778		Avaya Inc., Term B-5 Loan, 8.000%, 03/30/18	4,153,995	0.5
3,770,093		Catalent Pharma Solutions, Inc., Dollar term-2 loan, 5.250%, 09/15/17	3,796,484	0.4
1,525,000		Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/14/19	1,532,434	0.2
6,384,000		CorpSource Finance Holdings, LLC, First Lien Term Loan, 5.250%, 04/30/18	6,437,868	0.7
1,860,000		CorpSource Finance Holdings, LLC, Second Lien, 8.750%, 04/30/19	1,886,157	0.2
EUR 645,000	(1)	CPA Global Financing, First lien Term Loan Euro, 11/30/20	880,517	0.1
4,209,838		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	4,227,380	0.5
750,000		First American Payment Systems, Second Lien, 10.750%, 03/30/19	748,594	0.1
4,622,769		GCA Services, Term Loan B, 5.250%, 11/01/19	4,645,883	0.5

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Business Equipment & Services: (continued)
10,242,328		Go Daddy Operating Company, LLC, Term Loan B-2, 4.250%, 12/17/18	$10,268,959	1.2
1,000,000		Information Resources, Inc., Term Loan B, 4.750%, 09/30/20	1,007,500	0.1
EUR 1,285,000		Intertrust Group, Term Loan B1 EUR, 4.612%, 02/04/20	1,763,754	0.2
900,000		Intertrust Group, Term Loan B2 USD, 4.696%, 02/04/20	903,938	0.1
1,296,750		ION Trading Technologies Limited, First lien Term Loan, 45.000%, 05/22/20	1,304,450	0.2
1,300,000		ION Trading Technologies Limited, Second lien Term Loan, 8.250%, 05/21/21	1,313,270	0.2
2,134,650		Learning Care Group, Term Loan, 6.000%, 05/08/19	2,145,323	0.2
4,596,774		Legal Shield, First Lien Term Loan, 7.250%, 05/30/19	4,601,086	0.5
2,000,000		Legal Shield, Second Lien Term Loan, 10.750%, 05/30/20	2,005,000	0.2
4,912,458		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	4,949,302	0.6
3,000,000		Miller Heiman, Inc., Term Loan B, 6.750%, 09/30/19	2,988,000	0.3
373,097		Misys (Magic Newco 2 S.a.r.l.), Term Loan B add-on, 5.000%, 12/01/18	375,838	0.0
2,269,605		Property Data I, Inc., Term Loan B, 7.000%, 01/04/17	2,272,442	0.3
7,960,392		Quintiles Transnational Corp., B-2, 4.500%, 06/08/18	7,978,637	0.9
2,793,000		RentPath, Inc., Term Loan B, 6.250%, 05/29/20	2,755,434	0.3
2,357,188		SGS International, Term Loan, 4.250%, 10/17/19	2,369,956	0.3
1,130,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 5.250%, 11/30/19	1,141,300	0.1
1,900,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 5.250%, 11/30/19	1,919,000	0.2
GBP 1,710,000		Ship US Bidco, Inc. (Worldpay), Term Loan C1, 5.757%, 11/30/19	2,828,232	0.3
780,000		Ship US Bidco, Inc. (Worldpay), Term Loan C2$, 4.750%, 11/29/19	786,094	0.1
2,656,000		Spotless Group Ltd., First Lien Term Facility, 5.000%, 09/20/18	2,689,200	0.3
1,032,000		Spotless Group Ltd., Second Lien Term Facility, 8.750%, 02/28/19	1,056,510	0.1
1,940,385	(1)	StoneRiver Group, LP, First Lien, 4.500%, 11/30/19	1,941,597	0.2
243,523		StoneRiver Group, LP, Second Lien, 8.500%, 05/31/20	246,415	0.0
2,878,250		Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	2,901,187	0.3
4,512,325		SurveyMonkey.com, LLC, Term Loan B, 5.500%, 02/07/19	4,565,909	0.5
910,000		Sutherland Global Services, Term Loan Cayman, 7.250%, 03/06/19	913,413	0.1
2,015,000		Sutherland Global Services, Term Loan US, 7.250%, 03/06/19	2,022,556	0.2
5,232,282		Trans Union LLC, Term Loan, 4.250%, 02/15/19	5,266,621	0.6
1,588,020		Transfirst Holdings, Inc., First Lien Term Loan, 6.250%, 12/27/17	1,592,652	0.2
1,989,987		Vestcom International, Inc., Term Loan, 7.005%, 12/26/18	1,989,988	0.2
995,000		Wash Multi-Family Services, USD Term Loan, 5.250%, 02/21/19	998,731	0.1
2,474,487		Web.com Group, Inc., Term Loan, 5.500%, 10/27/17	2,504,386	0.3
1,106,638		WIS International, First Lien, 5.753%, 12/20/18	1,111,479	0.1
500,000		WIS International, Second Lien, 10.250%, 06/01/19	512,188	0.1
			145,792,653	16.3

		Cable & Satellite Television: 3.9%
EUR 857,058		Numericable (YPSO France SAS), Total Facility B Acq 1-II, 4.867%, 06/16/16	1,169,037	0.1
EUR 1,588,213		Numericable (YPSO France SAS), Total Facility B Acq 2-II, 4.869%, 06/16/16	2,166,340	0.2
EUR 3,054,728		Numericable (YPSO France SAS), Total Facility B Recap 1-II, 4.867%, 06/16/16	4,166,682	0.5
2,584,431		RCN Cable, Term LoanB, 5.250%, 02/25/20	2,601,393	0.3
4,168,483		San Juan Cable LLC, First Lien, 6.000%, 06/09/17	4,194,536	0.5
GBP 4,750,000		Virgin Media Investment Holdings Limited, Term Loan B GBP, 4.500%, 06/05/20	7,875,635	0.9

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Cable & Satellite Television: (continued)
12,294,842		Wideopenwest Finance, LLC, Term LoanB, 4.750%, 04/01/19	$12,397,529	1.4
			34,571,152	3.9

		Chemicals & Plastics: 7.4%
2,560,000		Armacell, First lien Term Loan USD, 5.500%, 06/30/20	2,566,400	0.3
5,610,938		Arysta LifeScience Corporation, First Lien Term Loan, 4.500%, 05/29/20	5,660,033	0.6
EUR 1,243,750		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B Eur, 5.250%, 02/03/20	1,716,198	0.2
5,970,000		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B USD, 4.750%, 02/03/20	6,031,192	0.7
2,323,759		AZ Chem US Inc., Term Loan B, 5.256%, 12/22/17	2,346,996	0.3
2,195,116		Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.060%, 11/15/14	2,206,092	0.2
650,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	656,500	0.1
1,994,925		Houghton International, Inc., USD First Lien Term Loan, 5.250%, 12/20/19	2,003,653	0.2
14,822,512		Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 05/04/18	14,872,953	1.7
EUR 996,145		Ineos US Finance LLC, Cash Euro Term Loan, 4.250%, 05/04/18	1,367,175	0.2
1,995,000		MacDermid, Inc., First Lien Term Loan, 4.000%, 06/07/20	2,008,965	0.2
656,746		Monarch (Allnex S.a.r.l.), First lien Term Loan B-1, 4.500%, 10/03/19	663,109	0.1
340,754		Monarch (Allnex S.a.r.l.), First lien Term Loan B-2, 4.500%, 10/03/19	344,055	0.0
EUR 997,500		Monarch (Allnex S.a.r.l.), First lien Term Loan Euro, 4.750%, 10/01/19	1,360,036	0.1
250,000		Monarch (Allnex S.a.r.l.), Second Lien Term Loan, 8.250%, 04/01/20	257,656	0.0
EUR 1,200,000		Oxea S.a.r.l., First lien Term Loan Euro, 4.500%, 12/04/19	1,641,431	0.2
2,345,000		Oxea S.a.r.l., First lien Term Loan USD, 4.250%, 01/15/20	2,362,587	0.3
1,100,000		Oxea S.a.r.l., Second lien Term Loan USD, 8.250%, 07/15/20	1,123,375	0.1
795,467		Royal Adhesives & Sealants, First Lien Term Facility, 5.500%, 08/01/18	802,925	0.1
6,483,750		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/19/20	6,574,931	0.7
7,052,920		Univar Inc., Term Loan B, 5.000%, 06/30/17	6,958,460	0.8
2,915,600		Vantage Specialties Inc., Term Loan B, 5.000%, 02/10/19	2,922,889	0.3
			66,447,611	7.4

		Clothing/Textiles: 0.7%
3,286,763		Herff Jones, Inc., First Lien Term Loan, 5.500%, 06/25/19	3,320,971	0.4
148,149		Totes Isotoner Corporation, Delayed Draw First Lien Term Loan, 7.292%, 07/07/17	148,890	0.0
1,433,434		Totes Isotoner Corporation, First Lien Add On, 7.255%, 07/07/17	1,440,601	0.2
1,277,358	(1)	Vince, LLC, Term Loan, 11/30/19	1,286,140	0.1
			6,196,602	0.7

		Conglomerates: 1.2%
2,584,894		Spectrum Brands, Inc., $US Term Loan, 4.507%, 12/17/19	2,598,077	0.3
2,590,000		Waterpik, First Lien, 5.750%, 07/01/20	2,581,906	0.3
5,144,084		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	5,201,955	0.6
			10,381,938	1.2

		Containers & Glass Products: 4.1%
530,000		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/02/19	534,306	0.1
2,992,500		EveryWare, Inc., Term Loan, 7.500%, 04/17/20	3,023,673	0.3
3,235,823		Husky Injection Molding Systems, Ltd, Incremental Term Loan, 5.750%, 06/30/18	3,263,237	0.4
1,599,750		Otter Products, Term LoanB, 5.250%, 04/29/19	1,605,082	0.2
2,745,183		Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	2,760,624	0.3
EUR 967,053		Reynolds Group Holdings Inc, Eur Term Loan, 5.000%, 09/28/18	1,326,734	0.1
19,295,100		Reynolds Group Holdings Inc, USD Term Loan, 4.750%, 09/28/18	19,432,269	2.2

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Containers & Glass Products: (continued)
3,899,271		TricorBraun, Term Loan, 5.503%, 05/03/18	$3,918,767	0.4
709,282		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (Canadian Borrower), 4.500%, 06/07/20	714,159	0.1
385,289		WNA Holdings Inc (a.k.a Waddington Group), USD Term Loan (US Borrower), 4.500%, 05/23/20	387,938	0.0
			36,966,789	4.1

		Cosmetics/Toiletries: 1.0%
3,434,213	(1)	KIK Custom Products, Inc., First Lien with incremental, 5.500%, 04/29/19	3,389,139	0.4
6,218,750		Sun Products Corporation, Term Loan B, 5.500%, 03/23/20	5,853,398	0.6
			9,242,537	1.0

		Diversified Insurance: 4.6%
5,884,369		AmWINS Group, Inc., Term Loan B, 5.000%, 09/06/19	5,916,733	0.7
3,371,623		Applied Systems Inc., First Lien Term Loan, 5.500%, 12/08/16	3,389,537	0.4
1,700,000		Applied Systems Inc., Second Lien Term Loan, 9.500%, 06/08/17	1,720,541	0.2
3,241,875		Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 5.250%, 04/16/20	3,208,782	0.4
1,400,000		Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 8.250%, 10/15/20	1,368,500	0.1
11,000,000		Hub International Limited, Term Loan B, 4.750%, 10/02/20	11,135,212	1.2
4,533,638		National Financial Partners Corp., Term Loan B, 5.250%, 07/01/20	4,577,559	0.5
4,918,442		Sedgwick Holdings, Inc., First Lien Term Loan, 4.250%, 06/12/18	4,938,426	0.5
5,111,375		USI, Inc., Term Loan B, 5.250%, 12/27/19	5,143,321	0.6
			41,398,611	4.6

		Drugs: 0.2%
1,700,000	(1)	Akorn, Inc, Term Loan, 11/01/20	1,707,970	0.2

		Ecological Services & Equipment: 2.5%
5,130,889		4L Holdings Inc., Term Loan B, 6.765%, 05/07/18	5,131,915	0.6
16,922,125		ADS Waste Holdings, Inc., Term Loan B, 4.250%, 10/09/19	17,035,436	1.9
			22,167,351	2.5

		Electronics/Electrical: 15.8%
2,582,653	(1)	Active Network, Inc., First Lien Term Loan, 11/18/20	2,594,489	0.3
1,940,351		Aspect Software, Inc., Term Loan, 7.000%, 05/09/16	1,950,844	0.2
7,455,852		Attachmate Corporation, First Lien Term Loan, 7.272%, 11/22/17	7,533,908	0.8
7,921,638		Blackboard Inc., Term Loan B-3, 4.750%, 10/04/18	8,013,236	0.9
3,830,400		Blue Coat Systems, Inc., First Lien Term Loan, 4.500%, 05/31/19	3,854,340	0.4
3,100,000		Blue Coat Systems, Inc., Second Lien Term Loan, 9.500%, 06/28/20	3,150,375	0.4
EUR 7,700,000		BMC Software, Inc., Euro Term Loan, 5.500%, 08/19/20	10,555,483	1.2
2,500,000		BMC Software, Inc., U.S. Term Loan, 5.000%, 08/19/20	2,525,260	0.3
EUR 3,750,000		Dell International LLC, Euro Term Loans, 4.750%, 04/30/20	5,133,837	0.6
18,000,000		Dell International LLC, Term B Loans, 4.250%, 04/30/20	17,856,792	2.0
800,000		Digital Insight Corporation, First Lien Term Loan, 8.000%, 10/28/19	805,500	0.1
250,000		Digital Insight Corporation, Second Lien Term Loan, 8.750%, 10/16/20	253,750	0.0
4,056,223		Epicor Software Corporation, Term Loan, 5.000%, 05/16/18	4,085,123	0.5
3,655,000		Epiq Systems, Inc., Term Loan, 4.750%, 08/26/20	3,655,000	0.4
997,500		Eze Castle Software, Inc., First Lien Term Loan, 4.750%, 04/06/20	1,005,189	0.1
225,000		Eze Castle Software, Inc., Second Lien Term Loan, 8.750%, 03/18/21	228,750	0.0
5,686,475		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	5,761,701	0.6
2,250,000		Freescale Semiconductor, Inc., Tranche B-5 Term Loan, 5.000%, 01/15/21	2,278,395	0.3
EUR 2,487,500		Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	3,378,897	0.4
1,860,938		Hyland Software, Inc., First Lien Term Loan, 5.500%, 10/25/19	1,872,103	0.2
13,099,348		Infor (US), Inc., Term Loan B2, 5.340%, 04/05/18	13,198,956	1.5

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Electronics/Electrical: (continued)
10,238,048		Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	$10,327,631	1.2
EUR 600,000		Oberthur Technologies, Tranche B-1 Term Loans, 6.000%, 10/15/19	825,809	0.1
1,800,000		Oberthur Technologies, Tranche B-2 Term Loans, 5.750%, 10/15/19	1,805,625	0.2
1,200,000	(1)	Omnitracs Inc., First Lien Term Loan, 10/31/20	1,209,000	0.1
375,000	(1)	Omnitracs Inc., Second Lien Term Loan, 04/30/21	375,781	0.0
4,836,848		Open Link Financial, Inc., Term Loan, 7.750%, 10/30/17	4,854,986	0.5
8,344,139		RedPrairie Corporation, First Lien Term Loan, 6.750%, 12/21/18	8,429,532	0.9
2,374,194		RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/20/19	2,475,097	0.3
3,960,075		Sabre Inc., Term B Facility, 5.253%, 02/19/19	3,995,078	0.5
3,937,404		Spansion LLC, Term Loan, 5.250%, 12/15/18	3,966,934	0.4
1,105,263		Websense, Inc., Second Lien Term Loan, 8.250%, 12/27/20	1,110,789	0.1
2,294,250		Websense, Inc., Term Loan B, 4.500%, 06/27/20	2,299,986	0.3
			141,368,176	15.8

		Equipment Leasing: 0.4%
250,000		Brock Holdings, Inc., New Second Lien Term Loan, 10.000%, 03/16/18	253,592	0.0
3,336,014		Brock Holdings, Inc., New Term Loan B, 6.011%, 03/16/17	3,354,085	0.4
			3,607,677	0.4

		Equity REITs and REOCs: 0.2%
1,950,000		Guggenheim Partners Investment Management Holdings, LLC, Term Loan B, 4.250%, 07/31/20	1,968,037	0.2

		Financial Intermediaries: 0.5%
1,750,000		Duff & Phelps, Add-on Term Loan, 4.500%, 04/23/20	1,752,187	0.2
1,268,625		MoneyGram International, Inc., Term Loan B, 4.250%, 03/27/20	1,277,823	0.1
EUR 1,000,000	(1)	Santander Asset Management, Term Loan B-2 EURO, 11/30/20	1,360,048	0.2
			4,390,058	0.5

		Food Products: 4.1%
5,458,750		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 07/10/17	5,445,103	0.6
4,000,000		Advance Pierre Foods, First Lien Term Loan, 9.500%, 10/10/17	3,980,000	0.5
3,558,787		Atkins Nutritionals Holdings II, Inc., First Lien Term Loan, 6.250%, 01/02/19	3,603,272	0.4
3,067,313		CSM Bakery Supplies, First Lien Term Loan, 4.750%, 07/03/20	3,082,649	0.4
1,000,000		CSM Bakery Supplies, Second Lien Term Loan, 8.500%, 06/30/21	1,009,583	0.1
EUR 8,500,000		D.E. Master Blenders, Term Loan B2, 4.250%, 10/01/18	11,710,510	1.3
4,791,571		NPC International, Term Loan B, 4.500%, 12/28/18	4,833,498	0.5
995,000		Reddy Ice Corporation, First Lien Term Loan, 6.750%, 04/01/19	994,378	0.1
GBP 1,000,000		United Biscuits Holdco Limited, Facility B1 (GBP), 5.518%, 07/31/20	1,657,688	0.2
			36,316,681	4.1

		Food Service: 1.2%
1,318,021		Hearthside Food Solutions, LLC, Term Loan, 6.503%, 06/07/18	1,326,258	0.1
5,131,875		Landry’s Restaurants, Term Loan, 4.750%, 04/24/18	5,169,297	0.6
4,207,500		P.F. Chang’s China Bistro, Inc., Term LoanB, 5.250%, 06/30/19	4,231,167	0.5
			10,726,722	1.2

		Food/Drug Retailers: 0.8%
1,954,286		Del Taco, Term Loan, 7.250%, 10/01/18	1,961,614	0.2
4,969,664		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/13/19	4,891,571	0.6
			6,853,185	0.8

		Forest Products: 0.1%
746,250		Xerium Technologies, Inc., Term Loan B, 6.250%, 05/01/19	750,292	0.1

		Health Care: 11.9%
4,000,000		Aptalis Pharma Inc., Term B, 6.000%, 10/01/20	4,045,000	0.5

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†	Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
	Health Care: (continued)
1,265,438	ATI Physical Therapy, Term Loan B, 5.750%, 12/20/19	$1,280,464	0.1
1,670,000	BSN Medical, Term Loan B1B, 4.000%, 08/28/19	1,678,350	0.2
EUR 375,000	BSN Medical, Term Loan B2B, 4.250%, 08/28/19	517,818	0.1
3,073,947	CHG Medical Staffing, Inc., New First Lien Term Loan, 4.250%, 11/19/19	3,095,081	0.3
675,000	CHG Medical Staffing, Inc., Upsized Second Lien Term Loan, 9.000%, 11/19/20	686,812	0.1
3,776,051	DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	3,823,252	0.4
3,250,000	Envision Pharmaceutical Services, First lien Term Loan, 5.750%, 10/01/20	3,271,330	0.4
1,250,000	Genex Services, Inc., First Lien Term LoanB, 5.250%, 07/26/18	1,262,500	0.1
1,421,438	Harvard Drug Group LLC, Term Loan B-1, 5.000%, 08/15/20	1,431,210	0.2
6,201,859	Iasis Healthcare LLC, Term B-2, 4.500%, 05/03/18	6,252,218	0.7
4,898,193	Immucor, Inc., Term B-2 loan, 5.000%, 08/17/18	4,928,807	0.6
10,815,818	Kinetic Concepts, Inc., D-1, 4.500%, 05/04/18	10,945,943	1.2
5,653,438	MedSolutions Holdings, Inc., Term Loan B, 6.500%, 07/08/19	5,660,504	0.6
9,628,125	Onex Carestream Finance LP, First Lien, 5.000%, 06/07/19	9,751,490	1.1
3,025,000	Onex Carestream Finance LP, Second Lien, 9.500%, 11/30/19	3,060,293	0.3
5,692,608	Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/30/19	5,731,033	0.6
5,305,905	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 12/05/18	5,353,754	0.6
1,475,000	PRA International, Term B, 5.000%, 10/01/20	1,481,601	0.2
2,142,484	Press Ganey, First Lien, 4.250%, 04/20/18	2,147,840	0.2
1,231,579	Press Ganey, Second Lien, 8.250%, 08/31/18	1,237,737	0.1
3,147,755	Progressive Solutions, Inc., First Lien, 5.500%, 12/01/20	3,163,494	0.4
997,500	Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	999,994	0.1
1,852,283	Surgical Care Affiliates LLC, Class C Term Loan, 5.500%, 06/29/18	1,858,071	0.2
547,250	Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	547,414	0.1
721,375	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/03/19	726,443	0.1
4,925,374	United Surgical Partners International, Inc., Incremental Term Loan, 7.000%, 04/03/19	4,959,975	0.6
16,128,125	Valeant Pharmaceuticals International, Inc., Series E Tranche B, 4.500%, 08/05/20	16,339,807	1.8
		106,238,235	11.9

	Home Furnishings: 2.2%
11,922,240	AOT Bedding Super Holdings, LLC, Term Loan B, 5.003%, 10/01/19	11,976,260	1.3
3,902,226	Hillman Group (The), Inc., Term Loan B, 4.250%, 05/31/17	3,931,493	0.5
1,492,500	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,496,231	0.2
1,994,975	Monitronics International, Inc., Add-on Term Loan, 4.250%, 03/23/18	2,013,263	0.2
		19,417,247	2.2

	Industrial Equipment: 6.7%
5,756,500	Accudyne Industries LLC, Term Loan, 4.000%, 12/13/19	5,766,844	0.6
1,051,013	Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	1,058,238	0.1
1,339,875	Ameriforge Group Inc., First Lien Term Loan, 6.000%, 12/19/19	1,354,111	0.2
582,500	Ameriforge Group Inc., Second Lien Term Loan, 9.750%, 01/30/21	598,519	0.1
1,542,250	Apex Tool Group, Term Loan B, 4.500%, 01/31/20	1,552,565	0.2
1,069,419	CeramTec GmbH, Dollar Term B-1 Loan, 4.250%, 08/30/20	1,080,113	0.1
105,302	CeramTec GmbH, Dollar Term B-2 Loan, 4.250%, 08/30/20	106,355	0.0
325,280	CeramTec GmbH, Dollar Term B-3 Loan, 4.250%, 08/30/20	328,532	0.0
EUR 690,097	CeramTec GmbH, Euro Term B-1 Loan, 4.750%, 08/30/20	952,040	0.1
EUR 209,903	CeramTec GmbH, Euro Term B-2 Loan, 4.750%, 08/30/20	289,577	0.0

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Industrial Equipment: (continued)
2,587,000		Doncasters Group Limited, First lien Term Loan USD, 5.500%, 04/09/20	$2,614,487	0.3
2,363,718		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Term Loan B, 4.750%, 03/26/20	2,369,259	0.3
690,000	(1)	Filtration Group Corporation, First Lien Term Loan, 11/30/20	697,331	0.1
EUR 3,428,571		Gardner Denver, Inc., Term Loan B Euro, 4.750%, 07/30/20	4,703,774	0.5
5,250,000		Gardner Denver, Inc., Term Loan B USD, 42.500%, 07/30/20	5,231,804	0.6
6,780,000		Harvey Gulf International Marine, LLC, Upsized Term Loan B, 5.500%, 06/15/20	6,803,310	0.8
2,800,000		International Equipment Solutions, LLC, Term Loan, 6.750%, 08/31/19	2,777,250	0.3
6,235,000		Rexnord Corporation / RBS Global, Inc., First Lien Term Loan, 4.000%, 08/30/20	6,247,963	0.7
EUR 1,596,602		Schaeffler AG, Term Loan C EUR, 4.750%, 01/27/17	2,186,366	0.2
6,300,000		Schaeffler AG, Term Loan C USD, 4.250%, 01/27/17	6,354,337	0.7
412,925		Sensus Metering Systems Inc., New First Lien Term Loan, 4.750%, 05/09/17	414,215	0.0
2,400,000		Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,394,000	0.3
EUR 1,134,742		Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	1,547,157	0.2
2,983,886		Terex Corporation, Term Loan, 4.500%, 04/28/17	3,012,481	0.3
			60,440,628	6.7

		Leisure Good/Activities/Movies: 3.9%
5,594,948		24 Hour Fitness Worldwide, Inc, Term LoanB, 7.500%, 04/22/16	5,656,727	0.6
5,910,449		Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 4.500%, 04/30/19	5,976,416	0.7
2,985,000		Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 01/31/20	3,005,522	0.3
4,546,825		FGI Operating, Add-On Term Loan, 5.500%, 04/19/19	4,609,344	0.5
4,937,563		Getty Images, Inc, Term Loan B, 4.750%, 10/18/19	4,585,302	0.5
285,714		NEP/NCP Holdco, Inc, Second Lien, 9.500%, 07/23/20	294,405	0.0
645,125		NEP/NCP Holdco, Inc, Term LoanB, 4.750%, 01/22/20	648,996	0.1
3,010,794		SRAM, LLC, First Lien Term Loan, 4.766%, 04/10/20	3,007,030	0.3
950,000		TWCC Holding Corporation, Second Lien Term Loan, 7.000%, 06/26/20	975,531	0.1
2,655,250		Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,542,402	0.3
3,959,892		Zuffa, LLC, Term Loan, 5.750%, 02/25/20	3,999,491	0.5
			35,301,166	3.9

		Lodging & Casinos: 9.1%
1,336,650		American Casino and Entertainment Properties LLC, First Lien Term Loan, 6.000%, 07/02/19	1,353,358	0.1
3,000,000		Boyd Gaming Corporation, Term Loan B, 4.000%, 08/14/20	3,015,939	0.3
6,397,965		Caesars Entertainment Operating Company, Inc., Term Loan B4 (Incremental), 9.500%, 10/31/16	6,431,452	0.7
7,584,690		Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.443%, 01/28/18	7,090,107	0.8
6,570,774		Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.454%, 01/28/18	6,256,316	0.7
15,000,000		Caesars Entertainment Resort Properties, LLC, Term Loan, 7.000%, 10/15/20	14,775,000	1.6
5,075,935		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/02/18	5,035,328	0.6
1,368,125		Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	1,383,508	0.2
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	508,750	0.1
5,000,000		CityCenter Holdings, LLC, Term Loan, 5.000%, 10/15/20	5,069,790	0.6
535,170	ˆ, (2), (3)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	141,820	0.0
1,070,339	ˆ, (2), (3)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	283,640	0.0

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Lodging & Casinos: (continued)
1,537,500	(1)	Golden Nugget, Inc., Delayed Draw Term Loan, 11/21/19	$1,553,336	0.2
3,587,500	(1)	Golden Nugget, Inc., Term Loan, 11/21/19	3,625,574	0.4
800,000		Horseshoe Baltimore, Funded Term Loan B, 8.250%, 07/02/20	830,000	0.1
2,977,500		Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	3,035,809	0.3
EUR 1,250,000		Scandic Hotels AB, Term Loan B2 (EUR), 2.022%, 07/09/15	1,656,339	0.2
EUR 1,250,000		Scandic Hotels AB, Term Loan C2 (EUR), 2.847%, 07/08/16	1,656,339	0.2
10,000,000		Scientific Games International, Inc., Term Loan B, 4.250%, 09/30/20	10,033,000	1.1
7,213,750		Station Casinos LLC, Term Loan, 5.000%, 02/28/20	7,302,119	0.8
608,056		Twin River Management Group, Inc., Term Loan B, 5.250%, 11/09/18	616,416	0.1
			81,653,940	9.1

		Nonferrous Metals/Minerals: 1.4%
2,716,350		Constellium Holdco BV, Term Loan B USD, 6.250%, 03/25/20	2,791,050	0.3
6,313,032		Fairmount Minerals, Ltd., Tranche B-2 Term Loans, 5.000%, 09/01/19	6,391,945	0.7
897,750		Murray Energy Corporation, Term Loan B, 4.750%, 05/24/19	898,872	0.1
645,088		Noranda Aluminum Acquisition Corp., Term Loan, 5.750%, 02/28/19	604,770	0.1
987,500		Oxbow Carbon LLC, Term B Facility, 4.250%, 07/19/19	991,203	0.1
500,000		TMS International, Term B Loan, 4.500%, 11/01/20	502,084	0.1
			12,179,924	1.4

		Oil & Gas: 1.6%
4,415,000		Bronco Midstream Funding, LLC, Term Loan, 5.000%, 08/15/20	4,481,225	0.5
487,509		Crestwood Holdings LLC, Term Loan, 7.000%, 05/30/19	500,916	0.0
8,070,054		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	8,044,835	0.9
1,700,000		Samson Investment Company, Second Lien Term Loan, 6.000%, 09/25/18	1,714,875	0.2
			14,741,851	1.6

		Publishing: 4.9%
838,772		Caribe Media Inc., Term Loan, 10.000%, 11/18/14	812,036	0.1
8,857,604	ˆ, (2), (3)	Cengage Learning, Inc., Extended Term LoanB, 5.710%, 07/05/17	6,598,915	0.7
2,968,504	ˆ, (2), (3)	Cengage Learning, Inc., Term Loan, 5.710%, 07/03/14	2,248,642	0.3
655,111		Cenveo Corporation, Term Loan B, 6.250%, 02/13/17	659,615	0.1
1,299,722		Dex Media East, LLC, Term Loan, 6.000%, 12/30/16	885,435	0.1
3,981,876		Dex Media West, LLC, Term Loan due 10/24/2014, 8.000%, 12/30/16	3,089,270	0.4
1,515,303	ˆ, (3)	HIBU PLC (fka Yell Group PLC), New Term Loan B (USD), 07/31/14	346,153	0.0
1,990,000		McGraw Hill Global Education, Term LoanB, 9.000%, 03/22/19	2,029,800	0.2
1,262,627		Merrill Communications, LLC, Term Loan B, 7.250%, 03/08/18	1,282,355	0.1
1,691,043		Nelson Canada, First Lien-C$ 330 mm, 2.810%, 07/03/14	1,288,012	0.1
3,100,000		Penton Media, Inc, First Lien, 5.500%, 09/30/19	3,084,500	0.3
650,000		Penton Media, Inc, Second Lien, 9.000%, 09/30/20	645,938	0.1
6,409,597		R.H. Donnelley Corporation, Term Loan, 9.750%, 12/31/16	4,022,022	0.5
7,500,000		Springer Science + Business Media S.A., Initial Term B1 Loan, 5.000%, 08/01/20	7,521,098	0.8
EUR 1,875,000		Springer Science + Business Media S.A., Initial Term B2 Loan, 5.250%, 08/01/20	2,574,195	0.3
9,307,729		SuperMedia, Inc., Term Loan, 11.000%, 12/30/16	6,864,450	0.8
			43,952,436	4.9

		Radio & Television: 5.1%
10,921,330		Clear Channel Communications, Inc., Term LoanB, 3.854%, 01/29/16	10,588,349	1.2
5,448,513		Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 09/17/18	5,488,789	0.6
3,113,425		FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	3,128,968	0.4
802,162		Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	807,510	0.1

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Radio & Television: (continued)
492,883		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/29/19	$496,579	0.1
1,275,000		Learfield Communications, Inc, First Lien Term Loan, 5.000%, 10/08/20	1,282,969	0.1
250,000		Learfield Communications, Inc, Second Lien Term Loan, 8.750%, 10/08/21	256,250	0.0
2,500,000		Media General, Inc, DDTerm Loan-B, 5.500%, 07/31/20	2,519,987	0.3
1,703,333		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,713,979	0.2
4,664,063		Univision Communications, Inc., New First Lien Term Loan 2020, 4.000%, 03/01/20	4,676,973	0.5
14,427,500		Univision Communications, Inc., Term LoanC 2, 4.750%, 03/02/20	14,504,788	1.6
			45,465,141	5.1

		Retailers (Except Food & Drug): 14.8%
4,905,706		99 Cents Only Stores, Term Loan Facility, 4.500%, 01/15/19	4,948,018	0.6
5,895,450		Academy Ltd., Term Loan (2012 refi), 4.750%, 08/03/18	5,938,611	0.7
EUR 2,285,000		Action Holding B.V., Facility C, 5.221%, 09/30/19	3,119,350	0.3
GBP 3,000,000		B&M Retail Ltd, Facility B, 6.006%, 02/28/20	4,934,194	0.5
22,899,378	(1)	BJs Wholesale Club, First Lien Term Loan, 4.500%, 09/26/19	23,022,195	2.6
4,000,000	(1)	BJs Wholesale Club, Second Lien Term Loan, 4.500%, 03/26/20	4,088,752	0.5
5,470,566		Burlington Coat Factory, Term Loan B2, 4.250%, 02/23/17	5,505,578	0.6
4,569,428		Guitar Center, Inc., Extended Term Loan maturing 04/17, 5.560%, 04/10/17	4,455,193	0.5
5,395,602		Harbor Freight Tools USA, Inc., Term Loan, 4.750%, 07/26/19	5,463,695	0.6
10,763,158	(1)	Hudson’s Bay Company, Term Loan, 4.750%, 10/15/20	10,921,915	1.2
4,871,600		Leslies Poolmart, Inc., Term Loan, 5.250%, 10/16/19	4,898,394	0.5
16,000,000		Neiman Marcus Group, Inc, Term Loan, 5.000%, 10/31/20	16,118,848	1.8
1,759,643		Northern Tool & Equipment Company, Inc., Term Loan, 7.018%, 12/10/19	1,751,900	0.2
6,062,306		Ollie’s Holdings, Inc., Term Loan, 6.250%, 09/25/19	6,085,039	0.7
5,593,496		OneStopPlus, Term LoanB Add-on, 5.500%, 02/05/20	5,635,447	0.6
5,917,500		Party City Holdings Inc, Term Loan B, 4.250%, 07/29/19	5,948,472	0.7
2,737,379		Pep Boys, Term Loan B, 5.000%, 10/11/18	2,751,066	0.3
6,320,160		Savers, Term LoanB, 5.000%, 07/09/19	6,341,225	0.7
4,038,500		Sleepy’s Holdings, LLC, Term Loan, 7.250%, 03/30/19	4,063,741	0.5
6,892,566		Toys “R” Us, Inc., Term Loan B-1, 6.000%, 09/01/16	6,415,828	0.7
			132,407,461	14.8

		Steel: 1.7%
14,714,156		FMG Resources (August 2006) Pty Ltd, Term Loan, 4.250%, 06/30/19	14,879,690	1.7

		Surface Transport: 0.7%
2,779,000		Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	2,772,052	0.3
3,580,745		Wabash National Corporation, Term Loan B, 6.101%, 05/15/19	3,608,722	0.4
			6,380,774	0.7

		Telecommunications: 6.9%
EUR 1,414,313		Alcatel-Lucent, Euro Term Loan, 7.750%, 01/30/19	1,926,655	0.2
1,787,747		Alcatel-Lucent, US Term Loan, 7.250%, 01/30/19	1,808,306	0.2
15,861,737		Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	15,885,482	1.8
4,668,300		Asurion, LLC, Incremental Tranche B-2 Term Loan, 3.500%, 07/08/20	4,601,609	0.5
3,970,000		Consolidated Communications, Inc., Term Loan B-3, 5.250%, 12/31/18	3,999,755	0.4
1,720,688		Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	1,729,829	0.2
4,540,627		Global Tel*Link Corporation, First Lien Term Loan, 5.000%, 05/23/20	4,461,165	0.5
1,700,000		Global Tel*Link Corporation, Second Lien Term Loan, 9.000%, 11/23/20	1,636,250	0.2
2,692,810		Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 06/06/19	2,705,601	0.3

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Principal Amount†		Borrower/Tranche Description	Fair Value	Percentage of Net Assets

SENIOR LOANS*: (continued)
		Telecommunications: (continued)
3,300,000		Level 3 Financing, Inc, Term Loan B-4, 4.000%, 01/15/20	$3,328,875	0.4
3,840,375		Lightower Fiber Networks, First Lien, 4.500%, 04/13/20	3,858,379	0.4
615,000		Securus Technologies, Inc., First Lien Term Loan, 4.750%, 04/30/20	609,619	0.1
3,052,127		Syniverse Holdings, Inc., Initial Term Loan, 5.000%, 04/23/19	3,064,207	0.3
5,987,547		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	6,001,019	0.7
6,224,467		Zayo Group, LLC, Term Loan B, 4.500%, 07/02/19	6,238,734	0.7
			61,855,485	6.9

		Utilities: 0.6%
3,736,640	ˆ,(2),(3)	Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	1,933,711	0.2
1,335,007		Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	1,338,344	0.1
2,590,000		Utility Services Associates, Term Loan, 6.750%, 10/30/20	2,573,813	0.3
			5,845,868	0.6

		Total Senior Loans (Cost $1,290,814,355)	1,293,746,363	144.5

Shares			Value	Percentage of Net Assets

EQUITIES AND OTHER ASSETS: 0.3%
154	@, X	AR Broadcasting (Warrants)	—	0.0
888,534	@, R, X	Ascend Media (Residual Interest)	—	0.0
3,160	@, X	Caribe Media Inc.	—	0.0
117,133	@	Cumulus Media Inc . (Class A Common Shares)	817,588	0.1
14,294	@	Dex Media Inc.	103,774	0.0
9	@, X	Faith Media Holdings, Inc. (Residual Interest)	174,607	0.0
92,471	@	Glodyne Techoserve, Ltd.	13,718	0.0
498,762	@, X	GTS Corp.	—	0.0
31,238	@	Hawaiian Telcom	947,449	0.1
291	@, R, X	Lincoln Paper & Tissue, LLC	—	0.0
5,933,579	@, R, X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—	0.0
9,788	@	Mega Brands	135,506	0.0
106,702	@, X	Northeast Biofuels (Residual Interest)	—	0.0
57,804	@, R, X	Safelite Realty Corporation	273,413	0.1
19,404	@, X	U.S. Shipping Partners, L.P.	—	0.0
275,292	@, X	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0

		Total Equities and Other Assets (Cost $1,519,593)	2,466,055	0.3

		Total Investments (Cost $1,292,333,948)	$1,296,212,418	144 .8
		Liabilities in Excess of Other Assets	(401,280,063)	(44 ..8)
		Net Assets	$894,932,355	100 ..0

*	Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

†	Unless otherwise indicated, principal amount is shown in USD.

@	Non-income producing security

R	Restricted Security

X	Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

ˆ	This Senior Loan Interest is non-income producing.

(1)	Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)	Loan is on non-accrual basis.

EUR	EU Euro

GBP	British Pound

Cost for federal income tax purposes is $1,292,465,617.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$17,318,902
Gross Unrealized Depreciation	(13,572,101)
Net Unrealized Appreciation	$3,746,801

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of November 30, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at November 30, 2013
Asset Table
Investments, at fair value
Equities and Other Assets	$2,004,317	$13,718	$448,020	$2,466,055
Senior Loans	—	1,293,746,363	—	1,293,746,363
Total Investments, at fair value	$2,004,317	$1,293,760,081	$448,020	$1,296,212,418
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(1,051,139)	$—	$(1,051,139)
Total Liabilities	$—	$(1,051,139)	$—	$(1,051,139)

+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At November 30, 2013, the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	56,460,000	Sell	12/18/13	$76,005,605	$76,691,924	$(686,319)
State Street Bank	British Pound	10,610,000	Sell	12/18/13	16,997,113	17,361,933	(364,820)
							$(1,051,139)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of November 30, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$1,051,139
Total Liability Derivatives		$1,051,139

The effect of derivative instruments on the Trust’s Statement of Operations for the period ended November 30, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,022,279)
Total	$(1,022,279)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(1,682,310)
Total	$(1,682,310)

*	Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

ING PRIME RATE TRUST	PORTFOLIO OF INVESTMENTS as of November 30, 2013 (Unaudited) (Continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at November 30, 2013:

State Street Bank
Liabilities:
Forward foreign currency contracts	$1,051,139
Total Liabilities	$1,051,139

Net OTC derivative instruments by counterparty, at fair value	$(1,051,139)

Total collateral pledged by Trust/(Received from counterparty)	$—
Net Exposure(1)	$(1,051,139)

(1)	Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Trust. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

Item 2. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Prime Rate Trust

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date:	January 24, 2014

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date:	January 24, 2014